16. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents Tables Abstract
Cash and cash equivalents
	12.31.18	12.31.17
Cash and banks	27,608	122,349
Total cash and cash equivalents	27,608	122,349